VARIABLE INTEREST ENTITIES ("VIEs") - Summary of Bareboat Charters (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Variable Interest Entity [Line Items]
2024	$ 1,112
2025	752
ICBCL | Variable interest entity | Golar Kelvin
Variable Interest Entity [Line Items]
2024	19,764
2025	1,674
ICBCL | Variable interest entity | Golar Ice
Variable Interest Entity [Line Items]
2024	19,764
2025	$ 1,674